UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

Hawaiian Tax-Free Trust Schedule of Investments June 30, 2011 (unaudited)

Principal	Security	Moody's/S&P
Amount	Description	Ratings	Value	(a)

Municipal Bonds (96.9%):
General Obligation Bonds (60.0%):

	City and County of Honolulu, Hawaii
$5,000,000	5.000%, 09/01/19 Series F	Aa1/NR***	$5,868,300
5,000,000	5.000%, 09/01/20	Aa1/NR***	5,773,000
3,500,000	5.250%, 09/01/26	Aa1/NR***	3,842,475
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,163,074
7,390,000	5.250%, 09/01/28 Series D	Aa1/NR***	8,010,834
8,585,000	5.250%, 09/01/30	Aa1/NR***	9,201,403
9,105,000	5.250%, 09/01/31	Aa1/NR***	9,700,467

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A, NPFG Insured
3,010,000	4.750%, 07/01/31	Aa2/AA	3,059,394

	City and County of Honolulu, Hawaii, FGIC Insured
7,720,000	5.000%, 07/01/21	Aa1/NR***	8,383,688

	City and County of Honolulu, Hawaii, NPFG Insured
8,500,000	5.000%, 07/01/17	Aa1/NR***	9,412,900

	City and County of Honolulu, Hawaii, NPFG FGIC Insured
8,270,000	5.000%, 07/01/21	Aa1/NR***	8,980,972
1,000,000	5.000%, 07/01/22	Aa1/NR***	1,081,250

	City and County of Honolulu, Hawaii, Refunding, Series A
7,000,000	5.000%, 04/01/27	Aa1/NR***	7,519,190

	City and County of Honolulu, Hawaii Refunding, Series A
8,105,000	5.000%, 07/01/27	Aa1/NR***	8,503,118

	City and County of Honolulu, Hawaii Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,315,900
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,123,180
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,056,500

	City and County of Honolulu, Hawaii Refunding, Series F, NPFG FGIC Insured
1,500,000	5.000%, 07/01/28	Aa1/NR***	1,559,235

	City and County of Honolulu, Hawaii, Series A 1993, FGIC TCRS Insured, Escrowed to Maturity, Collateral: U.S. Government Securities
920,000	6.000%, 01/01/12	#Aa1/NR	945,824

	City and County of Honolulu, Hawaii
	Series A 1994,
	FGIC Insured, Escrowed to Maturity, Collateral: U.S. Government Securities
775,000	5.750%, 04/01/13	Aa1/NR	846,943

	City and County of Honolulu, Hawaii, Series A 2003, NPFG Insured, Unrefunded Portion
1,115,000	5.250%, 03/01/15	Aa1/NR***	1,191,322
1,775,000	5.250%, 03/01/17	Aa1/NR***	1,884,127
745,000	5.250%, 03/01/18	Aa1/NR***	789,417

	City and County of Honolulu, Hawaii, Series A, AGM Insured
3,000,000	5.000%, 07/01/29	Aa1/AA+	3,151,770

	City and County of Honolulu, Hawaii, Series A, AGM Insured, Prerefunded to 09/01/11 @100, Collateral: U.S. Treasury Obligations & Resolution Funding Corporation
3,500,000	5.375%, 09/01/18	Aa1/AA+	3,527,545
2,000,000	5.125%, 09/01/20	Aa1/AA+	2,014,980

	City and County of Honolulu, Hawaii, Series A, FGIC TCRS Insured
1,580,000	6.000%, 01/01/12	Aa1/NR	1,624,193
3,025,000	5.750%, 04/01/13	Aa1/NR	3,295,284

	City and County of Honolulu, Hawaii, Series A, NPFG Insured
5,000,000	5.000%, 07/01/21	Aa1/NR***	5,410,200
5,000,000	5.000%, 07/01/22	Aa1/NR***	5,373,050
12,000,000	5.000%, 07/01/28	Aa1/NR***	12,559,560

	City and County of Honolulu, Hawaii, Series A, NPFG Insured
7,000,000	5.000%, 07/01/29	Aa1/NR***	7,305,340

	City and County of Honolulu, Hawaii, Series A, NPFG Insured, Prerefunded to 03/01/13 @100, Collateral: U.S. Government Securities
1,885,000	5.250%, 03/01/15	NR/AAA	2,036,102
3,005,000	5.250%, 03/01/17	NR/AAA	3,245,881
1,255,000	5.250%, 03/01/18	NR/AAA	1,355,601

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 09/01/11 @100
5,000,000	5.250%, 09/01/22	Aa1/AA+	5,038,400

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR***	2,363,620
5,000,000	5.000%, 04/01/19	Aa1/NR***	5,854,950
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,515,688

	City and County of Honolulu, Hawaii, Series B,
	FGIC TCRS Insured, Unrefunded Portion
7,310,000	5.500%, 10/01/11	Aa1/NR	7,400,863

	City and County of Honolulu, Hawaii, Series C, NPFG Insured
6,740,000	5.000%, 07/01/18	Aa1/NR***	7,489,084

	City and County of Honolulu, Hawaii, Series D, AGM Insured
2,595,000	5.000%, 07/01/22	Aa1/AA+	2,788,613

	City and County of Honolulu, Hawaii, Series D, NPFG Insured
3,750,000	5.000%, 07/01/19	Aa1/NR***	4,120,013
6,080,000	5.000%, 07/01/21	Aa1/NR***	6,578,803

	City and County of Honolulu, Hawaii, Series F, NPFG FGIC Insured
1,000,000	5.250%, 07/01/19	Aa1/NR***	1,109,730
5,335,000	5.250%, 07/01/20	Aa1/NR***	5,871,274

	City and County of Honolulu, Hawaii, Water Utility
	Refunding and Improvement, Escrowed
	to Maturity, FGIC Insured, Collateral: U.S. Government Securities
1,125,000	6.000%, 12/01/12	Aa1/NR	1,214,528
1,050,000	6.000%, 12/01/15	Aa1/NR	1,271,529

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,158,985
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,552,408
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,265,376
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,671,251
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,071,986

	County of Hawaii, FGIC Insured, Prerefunded to 07/15/11 @100
1,065,000	5.500%, 07/15/14	Aa2/AA-	1,066,406
1,340,000	5.500%, 07/15/15	Aa2/AA-	1,341,769

	County of Hawaii, NPFG Insured
2,010,000	5.250%, 07/15/21	Aa2/AA-	2,192,146

	County of Hawaii, Series A
1,900,000	5.000%, 07/15/17	Aa2/AA-	2,217,319

	County of Hawaii, Series A
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,104,221
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,166,115

	County of Hawaii,
	Series A, AGM Insured
1,000,000	5.000%, 07/15/16	Aa2/AA+	1,078,520
2,000,000	5.000%, 07/15/17	Aa2/AA+	2,149,500
1,000,000	5.000%, 07/15/18	Aa2/AA+	1,070,170

	County of Hawaii, Series A, CIFG Insured
1,850,000	5.000%, 07/15/20	Aa2/AA+	2,033,169

	County of Hawaii,
	Series A, NPFG FGIC Insured
1,000,000	5.600%, 05/01/12	Aa2/AA-	1,042,920
1,000,000	5.600%, 05/01/13	Aa2/AA-	1,090,330

	County of Hawaii, Series A, FGIC Insured, Prerefunded to 07/15/11 @100 Collateral: State and Local Government Securities
1,465,000	5.500%, 07/15/16	Aa2/AA-	1,466,934
1,025,000	5.125%, 07/15/20	Aa2/AA-	1,026,251

	County of Kauai, Hawaii, 2005-Series A, NPFG FGIC Insured
1,560,000	5.000%, 08/01/16	Aa2/AA	1,766,170
2,010,000	5.000%, 08/01/17	Aa2/AA	2,263,803
2,060,000	5.000%, 08/01/18	Aa2/AA	2,312,350
1,400,000	5.000%, 08/01/19	Aa2/AA	1,564,500

	County of Kauai, Hawaii, NPFG Insured, Prerefunded to 08/01/11 @100, Collateral: State & Local Government Series 100%
140,000	5.625%, 08/01/13	NR/AA	140,525
560,000	5.625%, 08/01/14	NR/AA	562,100
355,000	5.625%, 08/01/17	NR/AA	356,331
345,000	5.625%, 08/01/18	NR/AA	346,294
805,000	5.500%, 08/01/20	NR/AA	807,946

	County of Kauai, Hawaii, NPFG Insured, Unrefunded Portion
985,000	5.625%, 08/01/13	Baa1/AA	988,201
1,060,000	5.625%, 08/01/14	Baa1/AA	1,063,318
680,000	5.625%, 08/01/17	Baa1/AA	682,067
655,000	5.625%, 08/01/18	Baa1/AA	656,906
1,555,000	5.500%, 08/01/20	Baa1/AA	1,559,214

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,022,450
1,445,000	4.000%, 08/01/22	Aa2/AA	1,546,381
1,000,000	3.625%, 08/01/25	Aa2/AA	978,910

	County of Kauai, Hawaii, Series A, NPFG FGIC Insured
1,000,000	5.000%, 08/01/23	Aa2/AA	1,066,180
1,555,000	5.000%, 08/01/24	Aa2/AA	1,648,782
1,500,000	5.000%, 08/01/25	Aa2/AA	1,581,705
1,000,000	5.000%, 08/01/28	Aa2/AA	1,044,060
1,000,000	5.000%, 08/01/29	Aa2/AA	1,041,000

	County of Maui, Hawaii, NPFG Insured
1,250,000	3.800%, 03/01/16	Aa1/AA+	1,330,213
1,105,000	5.000%, 03/01/19	Aa1/AA+	1,207,710

	County of Maui, Hawaii, 2002 - Series A, NPFG Insured, Prerefunded to 03/01/12 @100, Collateral: U.S. Government Securities
1,105,000	5.250%, 03/01/15	NR/AA+	1,141,233
1,205,000	5.250%, 03/01/16	NR/AA+	1,244,512
1,000,000	5.250%, 03/01/18	NR/AA+	1,032,790
1,750,000	5.250%, 03/01/19	NR/AA+	1,807,383
1,000,000	5.000%, 03/01/20	NR/AA+	1,031,160

	County of Maui, Hawaii, Series A, NPFG Insured
1,165,000	4.375%, 07/01/19	Aa1/AA+	1,262,254

	County of Maui, Hawaii, Refunding, Series A, B & C, NPFG Insured
1,000,000	5.000%, 03/01/18	Aa1/AA+	1,098,100

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,324,934
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,019,907
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,539,357

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,272,876

	State of Hawaii, Prerefunded to 08/01/11 @100
3,230,000	5.250%, 08/01/21	Aa2/AA	3,241,273

	State of Hawaii, Prerefunded to 02/01/12 @100
1,050,000	5.500%, 02/01/21	Aa2/AA+	1,081,532

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR*	856,627

	State of Hawaii, AGM Insured
1,450,000	5.500%, 02/01/21	Aa2/AA+	1,486,018

	State of Hawaii, AMBAC Insured
5,000,000	5.000%, 07/01/16	Aa2/AA	5,680,900

	State of Hawaii, NPFG Insured
3,895,000	5.000%, 08/01/20	Aa2/AA	3,904,971
1,770,000	5.250%, 08/01/21	Aa2/AA	1,775,434

	State of Hawaii, NPFG Insured
5,000,000	5.000%, 10/01/22	Aa2/AA	5,399,050

	State of Hawaii, NPFG FGIC Insured
2,330,000	6.000%, 12/01/12	Aa2/AA	2,511,297

	State of Hawaii, Series BZ, NPFG FGIC Insured
3,700,000	6.000%, 10/01/11	Aa2/AA	3,750,172
3,500,000	6.000%, 10/01/12	Aa2/AA	3,741,430

	State of Hawaii,
	Series CH
1,000,000	4.750%, 11/01/11	Aa2/AA	1,014,030

	State of Hawaii, Series CM, NPFG FGIC Insured
3,000,000	6.500%, 12/01/15	Aa2/AA	3,641,010

	State of Hawaii , Series CV, Prerefunded to 08/01/11 @100
7,105,000	5.000%, 08/01/20	Aa2/AA	7,128,589

	State of Hawaii , Series CV, NPFG FGIC Insured
1,015,000	5.000%, 08/01/21	Aa2/AA	1,017,507

	State of Hawaii , Series CX, AGM Insured, Prerefunded 02/01/12 @ 100
8,725,000	5.500%, 02/01/13	Aa2/AA+	8,987,012

	State of Hawaii , Series CX, AGM Insured, Unrefunded Balance
3,075,000	5.500%, 02/01/16	Aa2/AA+	3,161,961

	State of Hawaii, Series CZ, Prerefunded to 07/01/12 @100
2,000,000	5.250%, 07/01/15	Aa2/AA+	2,098,640

	State of Hawaii,
	Series CZ, AGM Insured
	Prerefunded to 07/01/12 @100, Collateral: U.S. Government Securities
3,000,000	5.250%, 07/01/17	Aa2/AA+	3,147,960

	State of Hawaii, Series DD, NPFG Insured
5,000,000	5.250%, 05/01/23	Aa2/AA	5,457,550

	State of Hawaii, Series DE, NPFG Insured
16,000,000	5.000%, 10/01/21	Aa2/AA	17,407,200
2,500,000	5.000%, 10/01/24	Aa2/AA	2,675,325

	State of Hawaii, Series DF, AMBAC Insured
3,500,000	5.000%, 07/01/18	Aa2/AA	3,923,185
10,000,000	5.000%, 07/01/22	Aa2/AA	10,934,900
5,000,000	5.000%, 07/01/23	Aa2/AA	5,445,650
10,000,000	5.000%, 07/01/24	Aa2/AA	10,816,400
5,000,000	5.000%, 07/01/25	Aa2/AA	5,384,750

	State of Hawaii, Series DG, AMBAC Insured, Refunding
2,000,000	5.000%, 07/01/17	Aa2/AA	2,251,680

	State of Hawaii, Series DI, AGM Insured
5,000,000	5.000%, 03/01/20	Aa2/AA+	5,550,300
2,750,000	5.000%, 03/01/21	Aa2/AA+	3,022,195
5,000,000	5.000%, 03/01/22	Aa2/AA+	5,424,250

	State of Hawaii, Series DJ, AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa2/AA	5,465,250

	State of Hawaii, Series DJ, AGM-CR AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa2/AA+	5,465,250

	State of Hawaii, Series DK
5,000,000	5.000%, 05/01/12	Aa2/AA	5,192,150

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,108,730

	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	11,225,600

	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	6,710,921

	Total General Obligation Bonds		488,893,211

Revenue Bonds (36.9%):

	Board of Regents, University of Hawaii, University System, Series A, FGIC Insured, Prerefunded to 07/15/12 @100, Collateral: State & Local Government Series 100%
2,000,000	5.500%, 07/15/19	Aa2/A+	2,107,640
2,000,000	5.500%, 07/15/21	Aa2/A+	2,107,640
2,000,000	5.500%, 07/15/22	Aa2/A+	2,107,640
3,000,000	5.500%, 07/15/29	Aa2/A+	3,161,460

	Board of Regents, University of Hawaii, University System, Series B, AGM Insured
1,110,000	5.250%, 10/01/12	Aa3/AA+	1,121,933
1,000,000	5.250%, 10/01/13	Aa3/AA+	1,009,980
1,140,000	5.250%, 10/01/14	Aa3/AA+	1,150,465
1,395,000	5.250%, 10/01/15	Aa3/AA+	1,407,876

	City and County of Honolulu, Hawaii Board of Water Supply & System, AGM Insured, Prerefunded to 07/01/11 @100, Collateral: U.S. Government Securities
1,490,000	5.125%, 07/01/21	Aa2/AA+	1,490,000
5,450,000	5.250%, 07/01/23	Aa2/AA+	5,450,000

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems, NPFG Insured
5,000,000	5.000%, 07/01/26	Aa2/AA	5,267,850

	City and County of Honolulu, Hawaii Board of Water Supply Systems, Refunding Series A, NPFG Insured
3,075,000	4.500%, 07/01/22	Aa2/AA	3,273,922
4,525,000	4.500%, 07/01/24	Aa2/AA	4,698,851

	City and County of Honolulu, Hawaii, Board of Water Supply System, Refunding Series A, NPFG FGIC Insured
400,000	4.750%, 07/01/20	Aa2/AA	420,316

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems, AGM Insured, Unrefunded Balance
1,510,000	5.125%, 07/01/21	Aa2/AA+	1,513,443

	City and County of Honolulu, Hawaii Board of Water Supply Water Systems, NPFG FGIC Insured
2,545,000	4.750%, 07/01/19	Aa2/AA	2,691,465

	City and County of Honolulu, Hawaii, Wastewater System, NPFG Insured
5,000,000	5.000%, 07/01/32	Aa3/AA-	5,101,550

	City and County of Honolulu, Hawaii, Wastewater System, Series A, NPFG FGIC Insured
1,825,000	5.000%, 07/01/22	Aa2/AA	1,937,183

	City and County of Honolulu, Hawaii
	Wastewater System,
	Senior Series, AMBAC Insured
1,810,000	5.500%, 07/01/11	Aa2/NR***	1,810,243

	City and County of Honolulu, Hawaii, Wastewater System, Senior Series A, NPFG FGIC Insured
3,370,000	5.000%, 07/01/18	Aa2/AA	3,706,562
2,000,000	5.000%, 07/01/24	Aa2/AA	2,099,320

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Series SR, Prerefunded to 07/01/11 @100, Collateral: State & Local Government Series 100%
1,065,000	5.500%, 07/01/16	Aa2/NR***	1,065,000
3,000,000	5.500%, 07/01/17	Aa2/NR***	3,000,000
2,310,000	5.500%, 07/01/18	Aa2/NR***	2,310,000
2,000,000	5.250%, 07/01/19	Aa2/NR***	2,000,000

	City and County of Honolulu, Hawaii, Wastewater System, First Bond Resolution, Senior Series A, NPFG Insured
1,000,000	5.000%, 07/01/36	Aa2/AA	1,013,630

	City and County of Honolulu, Hawaii Wastewater System, Second Bond, Junior B-1 Remarket 09/15/06, NPFG Insured
1,340,000	5.000%, 07/01/18	Aa3/AA-	1,488,820
1,935,000	5.000%, 07/01/19	Aa3/AA-	2,119,560
2,035,000	5.000%, 07/01/20	Aa3/AA-	2,216,278

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Linked Certificates (Kapiolani Health Care)
3,180,000	6.400%, 07/01/13	A3/BBB+	3,374,934

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series A VRDO*, weekly reset
14,350,000	0.070%, 07/01/29	VMIG1/A-1	14,350,000

	Hawaii State Department of Budget and Finance, Special Purpose Revenue Refunding Queens Health System, Series B, VRDO* weekly reset
2,000,000	0.070%, 07/01/29	VMIG1/A-1	2,000,000

	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian
	Electric Company, Inc.), Series A,
	AMBAC Insured
4,965,000	5.500%, 12/01/14	Baa1/BBB-	4,979,200

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc.), Series A, NPFG Insured
4,125,000	4.950%, 04/01/12	Baa1/BBB	4,217,648

	Hawaii State Department of Budget and Finance of
	the State of Hawaii Special Purpose Revenue
	(Hawaiian Electric
	Company, Inc. and Subsidiaries
	Projects), Series A-AMT, NPFG Insured
5,700,000	5.650%, 10/01/27	Baa1/BBB	5,681,475

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.) Series B-AMT, AMBAC Insured
1,000,000	5.750%, 12/01/18	Baa1/BBB-	1,000,500

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Company, Inc., and Subsidiaries Projects), Series B-AMT, Syncora Guarantee, Inc. Insured
1,000,000	5.000%, 12/01/22	Baa1/BBB-	973,690

	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian
	Electric Company, Inc.), Series
	D-AMT, AMBAC Insured
2,500,000	6.150%, 01/01/20	Baa1/BBB-	2,501,575

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Wilcox Memorial Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/BBB+	1,145,607

	Hawaii State Department of Hawaiian Home Lands
575,000	4.000%, 04/01/12	A1/NR****	583,177
730,000	4.500%, 04/01/14	A1/NR****	768,551
500,000	5.000%, 04/01/15	A1/NR****	540,775
715,000	5.000%, 04/01/17	A1/NR****	771,421
1,000,000	5.500%, 04/01/20	A1/NR****	1,077,440

	Honolulu, Hawaii City & County Wastewater Systems Revenue, 1st Board Resolution-Senior Series A
2,455,000	5.000%, 07/01/21	Aa2/AA	2,773,463
2,800,000	5.000%, 07/01/22	Aa2/AA	3,123,456
3,300,000	5.000%, 07/01/23	Aa2/AA	3,642,012
2,500,000	5.000%, 07/01/24	Aa2/AA	2,731,975

	Honolulu, Hawaii City & County Wastewater Systems Revenue, 2nd Board Resolution Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,220,385
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,079,130
1,000,000	5.000%, 07/01/20	Aa2/AA	1,144,140
1,030,000	5.000%, 07/01/22	Aa3/AA-	1,141,292

	Honolulu, Hawaii City & County Wastewater Systems Revenue, 2nd Board Resolution Resolution-Junior-Series A
7,400,000	4.500%, 07/01/27	Aa3/AA-	7,514,848

	Puerto Rico Commonwealth Highway & Transportation Authority, Series G, FGIC Insured
1,000,000	5.250%, 07/01/15	A3/BBB	1,039,530

	Puerto Rico Commonwealth Public
	Finance Corporation, Series
	A, Prerefunded to 08/01/11 @100,
	NPFG Insured, Collateral: 38% U.S. Treasury; 62% U.S. Government Securities
5,000,000	5.500%, 08/01/17	Aaa/NR	5,018,050

	Puerto Rico Electric Power Authority Power Revenue Bonds Series QQ, Syncora Guarantee, Inc. Insured
3,195,000	5.500%, 07/01/16	A3/BBB+	3,573,320

	Puerto Rico Electric Power Authority Power Revenue Series TT
5,000,000	5.000%, 07/01/26	A3/BBB+	4,922,300

	Puerto Rico Electric Power Authority Power Revenue, Refunding Series UU
1,000,000	4.250%, 07/01/13	A3/BBB+	1,044,790

	State of Hawaii Airport System,
	AMT, NPFG FGIC Insured
7,425,000	5.750%, 07/01/13	A2/A	7,449,354
4,000,000	5.750%, 07/01/17	A2/A	4,010,600
11,000,000	5.625%, 07/01/18	A2/A	11,022,880
6,000,000	5.250%, 07/01/21	A2/A	6,003,360

	State of Hawaii Airport System,
	AMT, Second Series,
	Escrowed to Maturity, NPFG Insured, Collateral: U.S. Government Securities
2,830,000	6.900%, 07/01/12	NR/BBB	2,908,278

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A	1,271,325
1,000,000	5.250%, 07/01/23	A2/A	1,070,190

	State of Hawaii Airport System Revenue Refunding, Series A
1,000,000	5.250%, 07/01/27	A2/A	1,036,960

	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20	A2/A	2,051,660
3,000,000	5.000%, 07/01/22	A2/A	3,191,940

	State of Hawaii Harbor Capital
	Improvement, Series
	B-AMT, AMBAC Insured
3,000,000	5.500%, 07/01/19	NR/NR**	3,048,000

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	17,049,120
3,000,000	5.625%, 07/01/40	A2/A+	3,060,360

	State of Hawaii Harbor System, Series A, AGM Insured
4,910,000	5.250%, 01/01/25	Aa3/AA+	4,978,396

	State of Hawaii Harbor System,
	Series A-AMT, AGM Insured
2,000,000	5.250%, 07/01/15	Aa3/AA+	2,208,220
2,215,000	5.250%, 07/01/17	Aa3/AA+	2,451,673

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+	1,173,750
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,180,770
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,395,313
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,091,583

	State of Hawaii Highway Revenue, Prerefunded to 07/01/11 @100, AGM Insured, Collateral: State & Local Government Series 100%
1,530,000	5.375%, 07/01/14	Aa2/AA+	1,530,000
2,000,000	5.375%, 07/01/20	Aa2/AA+	2,000,000

	State of Hawaii Highway Revenue, Series A, AGM Insured
1,000,000	5.000%, 07/01/20	Aa2/AA+	1,084,000
2,000,000	5.000%, 07/01/22	Aa2/AA+	2,146,100

	State of Hawaii Highway Revenue, Series B, AGM Insured
2,000,000	5.000%, 07/01/16	Aa2/AA+	2,254,980

	State of Hawaii Housing Finance and Development Corporation Single Family Mortgage, Series A-AMT, FNMA Insured
2,320,000	5.300%, 07/01/22	Aaa/AAA	2,329,698
7,830,000	5.400%, 07/01/29	Aaa/AAA	7,831,175
1,110,000	5.750%, 07/01/30	Aaa/AAA	1,110,100
690,000	5.400%, 07/01/30	Aaa/AAA	690,048

	State of Hawaii Housing Finance and Development
	Corporation Single
	Family Mortgage,
	Series B, FNMA Insured
3,160,000	5.450%, 07/01/17	Aaa/AAA	3,161,454
5,290,000	5.300%, 07/01/28	Aaa/AAA	5,290,000

	State of Hawaii Housing Finance and Development Corporation Multifamily Revenue, Kuhio Park Terrace, Series B, FHLMC Insured
2,525,000	1.250%, 10/01/13	NR/AAA	2,529,747

	University of Hawaii
2,725,000	5.500%, 10/01/22	Aa2/A+	3,135,031

	University of Hawaii, NPFG Insured
5,000,000	5.000%, 07/15/21	Aa2/A+	5,451,000

	University of Hawaii Revenue Refunding, Series A, NPFG Insured
4,840,000	4.500%, 07/15/25	Aa2/A+	4,938,058

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+	1,091,770
2,000,000	5.250%, 10/01/34	Aa2/A+	2,088,140

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,082,290
500,000	4.000%, 10/01/15	Aa2/A+	549,165
2,175,000	4.000%, 10/01/17	Aa2/A+	2,379,341
1,000,000	4.000%, 10/01/19	Aa2/A+	1,085,390

	University of Hawaii, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,623,435

	University of Hawaii, AGM-ICC NPFG Insured
2,000,000	5.000%, 10/01/23	Aa2/AA+	2,152,200

	University of Hawaii, University System, FGIC Insured, Prerefunded to 07/12/12 @100 Collateral: State and Local Government Securities
1,650,000	5.125%, 07/15/32	Aa2/A+	1,732,467

	Total Revenue Bonds		300,702,632

	Total Municipal Bonds		789,595,843

	Total Investments (cost $763,795,723-note b) - 96.9%		789,595,843
	Other assets less liabilities - 3.1%		25,591,669
	NET ASSETS - 100.0%		$815,187,512

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

Fitch Ratings:
*** AA **** A

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa or #Aaa or VMIG1of Moody's or AAA of S&P	5.0%
Prerefunded bonds †† / Escrowed to Maturity bonds	12.6
Aa of Moody's	69.3
A of Moody's	9.6
Baa of Moody's	3.1
Not rated**	0.4
100.0%

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CIFG	CDC IXIS Financial Guaranty
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corporation
ICC	Insured Custody Certificate
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts
VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $763,795,732 amounted to $25,800,111 which consisted of aggregate gross unrealized appreciation of $27,376,815 and aggregate gross unrealized depreciation of $1,576,704.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	789,595,843
Level 3 – Significant Unobservable Inputs	-
Total	$789,595,843
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee August 24, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer August 24, 2011